Other Financial Data (Schedule Of Changes In Accrued Product Warranty Liability) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Financial Data [Abstract]
Balance as of October 1,	$ 3,877	$ 4,370	$ 2,788
Additions charged to expense	3,275	1,813	4,086
Deductions	(3,318)	(2,306)	(2,504)
Balance as of September 30,	$ 3,834	$ 3,877	$ 4,370